Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 9,301,988
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	1,067,284
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	8,517,850
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	536,329
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	0
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	0
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	9,838,317
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	$ 1,067,284
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	8.517